Alger International Opportunities Fund Expense Example, No Redemption - Class A B C Shares [Member] - Alger International Opportunities Fund	Oct. 31, 2025 USD ($)
Class B
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 199
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	2,285
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	$ 2,410